Significant Related Party Transactions - Summary of Percentages of Holding of Related Parties with Control Relationship and Changes (Detail) ¥ in Millions, $ in Millions, $ in Millions			12 Months Ended
		Dec. 08, 2022	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)
China Life Insurance (Group) Company ("CLIC") [member]
Disclosure of transactions between related parties [line items]
Ownership interest			¥ 19,324		¥ 19,324
Percentage of holding			68.37%		68.37%	68.37%	68.37%	68.37%	68.37%
China Life Asset Management Company Limited ("AMC") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 1,680		¥ 1,680
Percentage of holding			60.00%		60.00%
China Life Pension Company Limited ("Pension Company") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 2,746		¥ 2,746
Percentage of holding			74.27%		74.27%
China Life Franklin Asset Management Company Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary | $						$ 130		$ 130
Percentage of holding			50.00%		50.00%
China Life (Suzhou) Pension and Retirement Investment Company Limited ("Suzhou Pension Company") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 2,181		¥ 2,181
Percentage of holding			100.00%		100.00%
China Life AMP Asset Management Company ("CL AMP") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 1,095		¥ 1,095
Percentage of holding			85.03%		85.03%
China Life Wealth Management Co., Limited ("CL Wealth") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 200		¥ 200
Percentage of holding			100.00%		100.00%
Golden Phoenix Tree Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of holding			100.00%		100.00%
King Phoenix Tree Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of holding			100.00%		100.00%
Shanghai Rui Chong Investment Co., Limited ("Rui Chong Company") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 6,100		¥ 6,100
Percentage of holding			100.00%		100.00%
New Aldgate Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 1,167		¥ 1,167
Percentage of holding			100.00%		100.00%
Glorious Fortune Forever Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of holding			100.00%		100.00%
CL Hotel Investor, L.P. [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 285		¥ 285
Percentage of holding			100.00%		100.00%
Golden Bamboo Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 3,101		¥ 1,993
Percentage of holding			100.00%		100.00%
Increase In Ownership Interest In Shareholder			¥ 1,108
Sunny Bamboo Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 2,359		¥ 1,876
Percentage of holding			100.00%		100.00%
Increase In Ownership Interest In Shareholder			¥ 483
Fortune Bamboo Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 2,435		¥ 2,435
Percentage of holding			100.00%		100.00%
China Century Core Fund Limited ("Century Core Fund") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary | $							$ 1,125		$ 1,125
Percentage of holding			100.00%		100.00%
China Life (Beijing) Health Management Co., Limited ("CL Health") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 1,530		¥ 1,530
Percentage of holding			100.00%		100.00%
China Life Franklin (Shenzhen) Equity Investment Fund Management Co., Limited ("Franklin Shenzhen Company") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 100						2
Percentage of holding			100.00%		100.00%
Increase In Ownership Interest In Shareholder			¥ 87
Guo Yang Guo Sheng [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 2,835		¥ 2,835
Percentage of holding			89.997%		89.997%
New Capital Wisdom Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of holding			100.00%		100.00%
New Fortune Wisdom Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of holding			100.00%		100.00%
Wisdom Forever Limited Partnership [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary | $							$ 452		$ 452
Percentage of holding			100.00%		100.00%
Shanghai Yuan Shu Yuan Jiu Investment Management Partnership (Limited Partnership) ("Yuan Shu Yuan Jiu") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 540		¥ 571
Percentage of holding			99.98%		99.98%
Decrease In Ownership Interest In Shareholder			¥ 31
Shanghai Yuan Shu Yuan Pin Investment Management Partnership (Limited Partnership) ("Yuan Shu Yuan Pin") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 540		¥ 571
Percentage of holding			99.98%		99.98%
Decrease In Ownership Interest In Shareholder			¥ 31
Shanghai Wansheng Industry Partnership (Limited Partnership) ("Shanghai Wansheng") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 4,036		¥ 4,024
Percentage of holding			99.98%		99.98%
Increase In Ownership Interest In Shareholder			¥ 12
Ningbo Meishan Bonded Port Area Bai Ning Investment Partnership (Limited Partnership) ("Bai Ning") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 1,680		¥ 1,680
Percentage of holding			99.98%		99.98%
Hope Building [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 484		¥ 484
Percentage of holding			100.00%		100.00%
Wuhu Yuanxiang Tianfu Investment Management Partnership (Limited Partnership) ("Yuanxiang Tianfu") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 502		¥ 548
Percentage of holding			99.98%		99.98%
Decrease In Ownership Interest In Shareholder			¥ 46
Wuhu Yuanxiang Tianyi Investment Management Partnership (Limited Partnership) ("Yuanxiang Tianyi") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 502		¥ 548
Percentage of holding			99.98%		99.98%
Decrease In Ownership Interest In Shareholder			¥ 46
Shengyi Jingsheng [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 1,093		¥ 1,093
Percentage of holding			100.00%		100.00%
CBRE Global Investors U.S. Investments I, LLC ("CG Investments") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 4,111		¥ 4,111
Percentage of holding			99.99%		99.99%
China Life Guangde(Tianjin) Equity Investment Fund Partnership (Limited Partnership) ("CL Guang De") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 1,316		¥ 616
Percentage of holding			99.95%		99.95%
Increase In Ownership Interest In Shareholder			¥ 700
Beijing China Life Pension Industry Investment Fund (Limited Partnership) ("CL Pension Industry") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 2,392		¥ 504
Percentage of holding			99.90%		99.90%
Increase In Ownership Interest In Shareholder			¥ 1,888
China Life Qihang Phase I (Tianjin) Equity Investment Fund Partnership (Limited Partnership) ("CL Qihang Fund l") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 6,915		¥ 6,065
Percentage of holding			99.99%		99.99%
Increase In Ownership Interest In Shareholder			¥ 850
China Life Xing Wan (Tianjin) Enterprise Management Partnership (Limited Partnership) ("CL Xing wan") [Member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 3,765		¥ 3,865
Percentage of holding			99.98%		99.98%
Decrease In Ownership Interest In Shareholder			¥ 100
CL Sales [Member]
Disclosure of transactions between related parties [line items]
Percentage of holding			90.81%		90.81%
CL Hangzhou [Member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 65		¥ 65
Percentage of holding			99.99%		99.99%
CL Jiayuan [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			¥ 300		¥ 300
Percentage of holding			99.99%		99.99%
CL Tianjin Health [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary	[1]		¥ 1,216
Percentage of holding		99.99%	99.99%	[1]
Increase In Ownership Interest In Shareholder	[1]		¥ 1,216

[1]	On 8 December 2022, CL Pension Industry injected capital of RMB728 million to CL Tianjin Health, a wholly owned subsidiary of CLIC, and acquired 99.99% of the shareholders’ equity. Both parties are under common control by CLIC which is not transitory before and after the combination. Therefore, this is a business combination under common control. The financial statements of the Group were restated based on the financial statements as at 31 December 2021 obtained from the merged party on the combination date. In December 2022 CL Pension Industry increased its investment in CL Tianjin Health by RMB851 million. As at 31 December 2022, the change of registration with the department in charge of industrial and commercial administration was still in progress.